Money Market Obligations Trust

Alabama Municipal Cash Trust
Arizona Municipal Cash Trust
Automated Cash Management Trust
Automated Government Cash Reserves
Automated Government Money Trust
California Municipal Cash Trust
Connecticut Municipal Cash Trust
Federated Capital Reserves Fund
Federated Government Reserves Fund
Federated Master Trust
Federated Municipal Trust
Federated Short-Term U.S. Government Trust
Federated Tax-Free Trust
Florida Municipal Cash Trust
Georgia Municipal Cash Trust
Government Obligations Fund
Government Obligations Tax-Managed Fund
Liberty U.S. Government Money Market Fund
Maryland Municipal Cash Trust
Massachusetts Municipal Cash Trust
Michigan Municipal Cash Trust
Minnesota Municipal Cash Trust
Money Market Management
Municipal Obligations Fund
New Jersey Municipal Cash Trust
New York Municipal Cash Trust
North Carolina Municipal Cash Trust
Ohio Municipal Cash Trust
Pennsylvania Municipal Cash Trust
Prime Cash Obligations Fund
Prime Management Obligations Fund
Prime Obligations Fund
Prime Value Obligations Fund
Tax-Free Instruments Trust
Tax-Free Obligations Fund
Treasury Obligations Fund
Trust For U.S. Treasury Obligations
U.S. Treasury Cash Reserves
Virginia Municipal Cash Trust

Each a Portfolio of Money Market Obligations Trust

Supplement to the current Statements of Additional Information
The following information pertains to all classes of the above-named Federated Funds.

As of March 31, 2009, Thomas G. Bigley retired from his position as a Trustee of the above-named Funds and as a member of the Board of Trustees’ Audit Committee and Nominating Committee.

June 9, 2009

40709 (06/09)